Leases - Balance Sheet Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 7,164	$ 3,129
Lease liabilities (short-term)	1,029	1,002	$ 924
Lease liabilities (long-term)	6,994	2,465	4,499
Total lease liabilities	8,023	3,467	$ 5,031	$ 5,423
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7,080	3,071
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 84	$ 58